Share Repurchase Program - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2024
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount		$ 49,438,661
ADSs [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, period in force	12 months
Share repurchase program, repurchased shares		7,305,138
ADSs [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program amount	$ 150,000,000
Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, repurchased shares		7,305,138